Provisions for other liabilities - Summary of Changes in Provisions for Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement In Other Provisions [Roll Forward]
Other provisions	$ 4,843	$ 3,889	$ 2,313
Additions	4,750	3,504
Used during year	(3,779)	(2,188)
Exchange differences	(17)	260
Labor, legal and other claims
Movement In Other Provisions [Roll Forward]
Other provisions	4,838	3,857	2,293
Additions	4,750	3,447
Used during year	(3,754)	(2,174)
Exchange differences	(15)	291
Others
Movement In Other Provisions [Roll Forward]
Other provisions	5	32	$ 20
Additions	0	57
Used during year	(25)	(14)
Exchange differences	$ (2)	$ (31)